ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Schedule of loss from discontinued operations) (Details) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2024 $ / shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of discontinued operations						$ 3,132		$ 0
Loss from discontinued operations		$ 0		$ (719)		(9,678)		(5,926)
Share Purchase Agreement [Member] | Lisan Farma Colombia LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		0		788
Cost of sales		0		657
Gross profit from discontinued operations		0		131
Consulting and management fees		0		369
Professional fees		0		36
General and administrative		0		176
Promotion and communication		0		6
Operating lease expense		0		50
Depreciation and amortization		0		78
Bad debt expense						565		666
Asset impairment						4,704		454
Other (income) expense		0		124
Operating loss from discontinued operations		0		(708)
Interest (income) expense		0		0
Net loss before income taxes		0		(708)
Loss on disposal of discontinued operations						3,100
Income tax expense (benefit)		0		11
Loss from discontinued operations		$ 0		$ (719)
Basic loss per share from discontinued operations | $ / shares	$ 0		$ (0.11)		$ (1.32)		$ (1.55)
Diluted loss per share from discontinued operations | $ / shares	$ 0		$ (0.11)		$ (1.32)		$ (1.55)
Share Purchase Agreement [Member] | Lisan Farma Colombia LLC [Member] | Discontinued Operations, Held-for-Sale [Member] | Colombian related subsidiaries and Colombian assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue						1,450		3,770
Cost of sales						1,123		2,607
Gross profit from discontinued operations						327		1,163
Consulting and management fees						847		2,110
Professional fees						82		514
General and administrative						282		1,208
Promotion and communication						14		383
Operating lease expense						93		284
Depreciation and amortization						148		485
Bad debt expense						565		666
Asset impairment						4,704		454
Other (income) expense						125		1,145
Operating loss from discontinued operations						(6,533)		(6,086)
Interest (income) expense						2		(27)
Net loss before income taxes						(6,535)		(6,059)
Loss on disposal of discontinued operations						3,132		0
Income tax expense (benefit)						11		(133)
Loss from discontinued operations						$ (9,678)		$ (5,926)